LEASES	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
LEASES	LEASESLessee LeasesPembina enters into arrangements to secure access to assets necessary for operating the business. Leased (right-of-use) assets include terminals, rail, buildings, land and other assets. Total cash outflows related to leases were $127 million for the year ended December 31, 2021 (2020: $131 million).
Right-of-Use Assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2020	225	238	118	110	691
Additions	—	24	22	—	46
Depreciation	(12)	(41)	(19)	(14)	(86)
Balance at December 31, 2020	213	221	121	96	651
Additions and adjustments	2	1	40	18	61
Disposals and other	—	(4)	—	(9)	(13)
Depreciation	(20)	(41)	(18)	(12)	(91)
Impairment	(27)	—	—	—	(27)
Balance at December 31, 2021	168	177	143	93	581
Lessor Leases
Pembina has entered into contracts for the use of its assets that have resulted in lease treatment for accounting purposes. Assets under operating leases include pipelines, terminals and storage assets. See Note 7 for carrying value of property, plant and equipment under operating leases. Assets under finance leases include pipelines, terminals, storage assets and office sub-leases.
Maturity of Lease Receivables

As at December 31	2021		2020
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	146	31	146	23
One to two years	140	31	142	23
Two to three years	121	31	139	22
Three to four years	109	32	121	22
Four to five years	108	31	109	22
More than five years	725	319	874	224
Total undiscounted lease receipts	1,349	475	1,531	336
Unearned finance income on lease receipts		(270)		(199)
Discounted unguaranteed residual value		15		8
Finance lease receivable		220		145
Less current portion(1)		(9)		(7)
Total non-current		211		138
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.